Nota 48 - Remuneration And Other Benefits Received ByThe Board Of Directors And Members Of The Bank's Senior Management - Pension Commitments (Details)	6 Months Ended
	Jun. 30, 2020 EUR (€)
President
Pension Commitments Line Items
Funds Accumulated	€ 21,353,000
President | Retirement [Member]
Pension Commitments Line Items
Employer Contributions	836,000	[1]
President | Demise Or Disability [Member]
Pension Commitments Line Items
Employer Contributions	189,000	[1]
Managing Director [Member]
Pension Commitments Line Items
Funds Accumulated	0
Managing Director [Member] | Retirement [Member]
Pension Commitments Line Items
Employer Contributions	0	[1]
Managing Director [Member] | Demise Or Disability [Member]
Pension Commitments Line Items
Employer Contributions	126,000	[1]
Total
Pension Commitments Line Items
Funds Accumulated	21,353,000
Total | Retirement [Member]
Pension Commitments Line Items
Employer Contributions	836,000	[1]
Total | Demise Or Disability [Member]
Pension Commitments Line Items
Employer Contributions	315,000	[1]
Total Retirement Commitments Senior Management [Member]
Pension Commitments Line Items
Funds Accumulated	20,613,000
Total Retirement Commitments Senior Management [Member] | Retirement [Member]
Pension Commitments Line Items
Employer Contributions	1,487,000	[2]
Total Retirement Commitments Senior Management [Member] | Demise Or Disability [Member]
Pension Commitments Line Items
Employer Contributions	€ 517,000	[2]

[1]

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the executive directors corresponding to the first half of the 2020 financial year. In the case of the Chairman, these correspond to the sum of the annual contribution to cover retirement benefits and the adjustment made to the discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial y ear once the AVR for the year 2019 had been determined and to the death and disability premiums. For the Chief Executive Officer, the contributions registered correspond exclusively to the proportion of the premiums for death and disability given that, in his case, no commitments were made for the retirement benefit.

[2]

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the Senior Management as a whole for the first half of the 2020 financial year corresponding to the sum of the annual contributions to cover retirement benefits and the adjustments to discretionary pension benefits for the 2019 financial year that fell due in the 2020 financial year once the AVR for the year 2019 had been determined, and to the death and disability premiums.